Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 54,768	$ 15,216		$ 3,427
Prepaid expenses and other current assets	4,173	1,362		845
Total current assets	58,941	16,578		4,272
Property and equipment, net	21	34		323
Operating lease right-of-use assets	24	92		500
Other assets	950	0
Total assets	59,936	16,704		5,095
Current liabilities:
Accounts payable	321	347		598
Accrued expenses	2,748	1,984		2,649
Warrant Liability	0	433		442
Term loans, net	0	5,907		14,731
Earn-out liability	43,250	0
Lease liabilities, current portion	28	108		514
Total current liabilities	46,347	8,779		18,934
Non-current term loans, net	18,663	6,946
Accrued final payment on term loans	1,100	0
Non-current warrant liability	1,495	0
Total liabilities	67,605	15,725		18,934
Commitments and Contingencies
Stockholders' deficit:
Preferred stock	0	0
Common stock	4	0
Additional paid-in capital	132,277	4,454		3,847
Accumulated deficit	(139,950)	(136,699)		(150,910)
Total stockholders' deficit	(7,669)	(132,245)	[1]	(147,063)	[1]
Total liabilities, convertible preferred stock, and stockholders' deficit	59,936	16,704		5,095
Series A Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	0	46,567		46,567
Series B Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	0	51,084		51,084
Series C Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	$ 0	$ 35,573		$ 35,573

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.